Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenues	$ 23,216,423	$ 15,044,721
Costs and expenses
Cost of sales	21,845,574	15,218,234
General and administrative	9,087,223	15,543,145
Depreciation	1,108,186	1,769,621
Total operating expenses	32,040,983	32,531,000
Loss from operations	(8,824,560)	(17,486,279)
Other income (expense)
Interest income	34,327	84,603
Other income	64,800
Interest expense	(1,719,296)	(98,834)
Loss on sale of marketable debt securities – net	(27,160)	(5,255)
Total other income (expense) - net	(1,647,329)	(19,486)
Net loss	$ (10,471,889)	$ (17,505,765)
Earnings Per Share - Basic	$ (2.79)	$ (5.30)
Earnings Per Share - Diluted	$ (2.79)	$ (5.30)
Weighted Average Shares - Basic	3,753,038	3,301,484
Weighted Average Shares - Diluted	3,753,038	3,301,484
Comprehensive loss:
Net loss	$ (10,471,889)	$ (17,505,765)
Change in fair value of debt securities		(39,517)
Total comprehensive loss:	(10,471,889)	(17,545,282)
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenues
Costs and expenses
General and administrative	89,506	10,000
Professional fees	397,665	1,808
Depreciation	9,992
Salaries and wages	209,106
Total operating expenses	706,269	11,808
Loss from operations	(706,269)	(11,808)
Other income (expense)
Interest income	234,085	1,556
Interest expense	(123,855)	(3,463)
Total other income (expense) - net	110,230	(1,907)
Net loss	$ (596,039)	$ (13,715)
Earnings Per Share - Basic	$ (5.96)	$ (0.14)
Earnings Per Share - Diluted	$ (5.96)	$ (0.14)
Weighted Average Shares - Basic	100,000	100,000
Weighted Average Shares - Diluted	100,000	100,000
Comprehensive loss:
Net loss	$ (596,039)	$ (13,715)